Subsequent Events (Details) - USD ($)				3 Months Ended	6 Months Ended
	Jul. 07, 2023	Jun. 30, 2023	Jun. 01, 2023	Aug. 31, 2023	Jun. 30, 2023	Feb. 21, 2024	Oct. 20, 2023	Sep. 30, 2023	Sep. 08, 2023	May 31, 2023	Feb. 21, 2023	Jan. 19, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Held in cash operating account		$ 10,911,743			$ 10,911,743			$ 10,911,743					$ 20,152,710		$ 276,026,092
Deposited amount							$ 49,521	$ 49,521.45
Principal amount				$ 1,100,000
Aggregate principal amount				$ 4,500,000
Interest rate				15.00%
Maturity date, description				maturity date thereof from February 21, 2024, to March 31, 2025
Loan amount		5,263,158		$ 4,210,526	5,263,158
Upfront fees amount		263,158			$ 263,158
Purchase of total shares (in Shares)			500,000
Share capital percentage			50.00%
Due amount			$ 2,000,000							$ 3,381,683
Subsequent Event [Member]
Subsequent Events [Abstract]
Principal amount	$ 2,500,000
Due amount									$ 1,000,000
Initial term loan percentage	15.00%
Exceed amount	$ 25,000,000
Money Market Funds [Member]
Subsequent Events [Abstract]
Held in cash operating account												$ 17,497,468
Net Assets Note [Member]
Subsequent Events [Abstract]
Principal amount											$ 2,500,000
Second Net Assets Note [Member]
Subsequent Events [Abstract]
Principal amount											2,000,000
Taiwan Note [Member]
Subsequent Events [Abstract]
Principal amount											$ 2,000,000
Term Loan [Member]
Subsequent Events [Abstract]
Principal amount		$ 5,000,000
Initial term loan description					(1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the principal amount of the Initial Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 30, 2024, in an amount equal to 2.50% of the principal amount of the Initial Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025, and February 28, 2026 in an amount equal to 3.75% of the principal amount of the Initial Term Loan and (ii) any funded Delayed Draw Term Loan shall be repayable (1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the funded principal amount of such Delayed Draw Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 31 2024, in an amount equal to 2.50% of the funded principal amount of such Delayed Draw Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025 and February 28, 2026, in an amount equal to 3.75% of the funded principal amount of such Delayed Draw Term Loan.
Forecast [Member]
Subsequent Events [Abstract]
Interest rate						15.00%